Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Reconciliation Of Unrecognized Tax Benefits

	2011	2012

Beginning balance	$1,027	$1,669
Additions for prior year tax positions	(7)	1,216
Additions for current year tax positions	649	2,774

Ending balance	$1,669	$5,659

Summary Of Taxes On Income

	Year ended December 31,
	2010	2011	2012

Current taxes	$884	$2,648	$5,542
Deferred taxes	(5)	(1,358)	(1,584)

	$879	$1,290	$3,958

Domestic	$86	$301	$3,531
Foreign	793	989	427

	$879	$1,290	$3,958
Domestic taxes:
Current taxes	$86	$915	$3,950
Deferred taxes	-	(614)	(419)

	$86	$301	$3,531
Foreign taxes:
Current taxes	$798	$1,733	$1,592
Deferred taxes	(5)	(744)	(1,165)

	$793	$989	$427
Taxes on income	$879	$1,290	$3,958

Significant Components Of Deferred Tax Liabilities And Assets

	December 31,
	2011	2012

Carryforward tax losses	$2,275	$2,573
Temporary differences	2,086	1,893
Intangible assets	230	344

Deferred tax assets before valuation allowance	4,591	4,810
Valuation allowance	(2,593)	(1,225)

Net deferred tax asset	1,998	3,585

Intangible assets, including goodwill	(481)	(577)
Unrealized gains on marketable securities	(91)	(693)

Deferred tax liability	(572)	(1,270)

Net deferred tax assets	$1,426	$2,315

Reconciliation Between Theoretical And Actual Tax Expense

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$10,513	$22,627	$35,715

Statutory tax rate	25%	24%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$2,628	$5,430	$8,929
Tax adjustment in respect of different tax rate of foreign subsidiary	49	365	(194)
Non-deductible expenses and other permanent differences	38	858	818
Deferred taxes on losses for which valuation allowance was provided, net	(3,292)	(3,512)	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(5,401)	(1,368)
Stock compensation relating to stock options per ASC No. 718	1,373	1,310	1,362
Income taxes in respect of prior years	86	63	-
Benefiting enterprise benefits (*)	-	2,177	(6,088)
Other	(3)	-	499

Actual tax expense	$879	$1,290	$3,958

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27

Schedule Of Income Before Income Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$8,356	$18,062	$32,935
Foreign	2,157	4,565	2,780

Income before income taxes	$10,513	$22,627	$35,715